Long term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long term investments
Schedule of investments in equity investees

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investees	69,828	144,464
Equity securities measured at fair value	112,115	44,260
Equity securities without readily determinable fair values	87,750	170,405
	269,693	359,129

Schedule of investments in equity method investees

	As of December 31,
	2022	2023
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	45,451	54,934
Hangzhou Juxi Technology Co., Ltd. (2)	14,077	13,941
Hunter Gcsea Limited. (3)	—	74,657
Others	10,300	932
	69,828	144,464
(1)	In January 2018, the Group invested RMB13,328 to establish an E-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB8,145, RMB8,412 and RMB9,483 was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.
(2)	In June 2019, the Group entered into an agreement with Hangzhou Juxi Technology Co., Ltd. (“Juxi”) to acquire 10% equity interest with a total consideration of RMB15,000. As the Group has significant influence over Juxi, it is accounted for under the equity method of accounting. Share of income of RMB60 and loss of RMB414 and loss of RMB136 in equity method investment was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.
(3)	In October 2023, the Group entered into an agreement with ABG HUNTER LLC (“ABG”) to form a joint venture company which is Hunter Gcsea Limited to expand ABG’s portfolio of brands’ business. Baozun holds 51% equity interest and ABG holds 49% equity interest. As the Group only has significant influence over Hunter Gcsea Limited, all major operational decisions required written consent from the other shareholder, it is accounted for under the equity method of accounting.